The changes in these concession financial assets are as follows: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Beginning Balance	R$ 2,550	R$ 2,468	R$ 2,409
Monetary updating	523	347	318
Amounts received	(281)	(265)	(259)
Ending Balance	2,792	2,550	2,468
Cemig geracao tres marias sa [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,447	1,402	1,370
Monetary updating	287	188	171
Amounts received	(150)	(143)	(139)
Ending Balance	1,584	1,447	1,402
Cemig Geracao Salto Grande S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	454	440	430
Monetary updating	90	59	54
Amounts received	(47)	(45)	(44)
Ending Balance	497	454	440
Cemig Geracao Itutinga S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	171	165	161
Monetary updating	37	25	23
Amounts received	(21)	(19)	(19)
Ending Balance	187	171	165
Cemig Geracao Camargos S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	128	124	120
Monetary updating	27	18	17
Amounts received	(15)	(14)	(13)
Ending Balance	140	128	124
Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	167	161	157
Monetary updating	38	26	24
Amounts received	(21)	(20)	(20)
Ending Balance	184	167	161
Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	114	110	107
Monetary updating	27	19	18
Amounts received	(16)	(15)	(15)
Ending Balance	125	114	110
Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	69	66	64
Monetary updating	17	12	11
Amounts received	(11)	(9)	(9)
Ending Balance	R$ 75	R$ 69	R$ 66